SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2014
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. Each of the Company's significant operating mines and projects are considered to be separate segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed when the Company believes that the information is useful. Segment results for the three and six months ended June 30, 2013 have been retrospectively revised to reflect organizational changes in 2013 that created three business units consisting of the Northern Business unit, the Southern Business unit, and the Exploration business unit. However, under this revised organizational structure the Chief Executive Officer also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development and impairment losses) on a mine-by-mine basis. The following are the Company's reportable segments organized according to their relationship with the Company's three business units and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Northern Business:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Canadian Malartic mine, Meliadine project and Kittila mine
Southern Business:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and La India mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the December 31, 2013 audited annual consolidated financial statements. Excluding the related party transactions described in note 16, there are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions.

  Corporate and other (including the Urastar property) assets and specific income and expense items are set out separately below.

  The Goldex mine's M and E Zones achieved commercial production on October 1, 2013. The La India mine achieved commercial production on February 1, 2014. The Company's 50.0% interest in the Canadian Malartic mine is accounted for as an equity method investment and was jointly acquired on June 16, 2014.

Three Months Ended June 30, 2014	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)
Northern Business:
LaRonde mine	$73,160	$(45,340)	$—	$27,820
Lapa mine	23,406	(14,643)	—	8,763
Goldex mine	28,702	(15,028)	—	13,674
Meadowbank mine	152,536	(71,892)	—	80,644
Canadian Malartic mine (note 16)	21,274	(20,727)	—	547
Kittila mine	41,109	(27,107)	—	14,002

Total Northern Business	$340,187	$(194,737)	$—	$145,450

Southern Business:
Pinos Altos mine	$63,357	$(30,033)	$—	$33,324
Creston Mascota deposit at Pinos Altos	14,237	(6,901)	—	7,336
La India mine	20,013	(7,335)	—	12,678

Total Southern Business	$97,607	$(44,269)	$—	$53,338

Exploration	$—	$—	$(11,552)	$(11,552)

Segments totals	$437,794	$(239,006)	$(11,552)	$187,236

Total segments income				$187,236
Corporate and other:
Amortization of property, plant and mine development				(77,570)
General and administrative				(24,791)
Impairment loss on available-for-sale securities				(2,419)
Interest expense				(15,731)
Interest and sundry expense				(3,370)
Loss on derivative financial instruments				(1,344)
Gain on sale of available-for-sale securities				5,016
Foreign currency translation loss				(8,666)

Income before income and mining taxes and other items				58,361
Income and mining taxes expense				(18,360)
Loss on equity investment				(2,325)

Net income for the period				$(37,676)

Three Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)
Northern Business:
LaRonde mine	$74,996	$(60,624)	$—	$14,372
Lapa mine	34,737	(18,094)	—	16,643
Meadowbank mine	122,518	(90,136)	—	32,382
Kittila mine	18,047	(18,159)	—	(112)

Total Northern Business	$250,298	$(187,013)	$—	$63,285

Southern Business:
Pinos Altos mine	$76,219	$(34,511)	$—	$41,708
Creston Mascota deposit at Pinos Altos	9,907	(4,427)	—	5,480

Total Southern Business	$86,126	$(38,938)	$—	$47,188

Exploration	$—	$—	$(11,326)	$(11,326)

Segments totals	$336,424	$(225,951)	$(11,326)	$99,147

Total segments income				$99,147
Corporate and other:
Amortization of property, plant and mine development				(70,128)
General and administrative				(28,385)
Impairment loss on available-for-sale securities				(17,313)
Provincial capital tax				1,504
Interest expense				(13,735)
Interest and sundry expense				(3,734)
Loss on derivative financial instruments				(1,936)
Foreign currency translation gain				11,120

Loss before income and mining taxes				(23,460)
Income and mining taxes expense				(920)

Net loss for the period				$(24,380)

Six Months Ended June 30, 2014	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)
Northern Business:
LaRonde mine	$165,864	$(94,927)	$—	$70,937
Lapa mine	54,096	(30,096)	—	24,000
Goldex mine	54,072	(29,819)	—	24,253
Meadowbank mine	343,576	(142,961)	—	200,615
Canadian Malartic mine (note 16)	21,274	(20,727)	—	547
Kittila mine	89,571	(56,532)	—	33,039

Total Northern Business	$728,453	$(375,062)	$—	$353,391

Southern Business:
Pinos Altos mine	$133,840	$(61,919)	$—	$71,921
Creston Mascota deposit at Pinos Altos	27,776	(12,929)	—	14,847
La India mine	39,492	(13,187)	—	26,305

Total Southern Business	$201,108	$(88,035)	—	$113,073

Exploration	$—	$—	$(20,970)	$(20,970)

Segments totals	$929,561	$(463,097)	$(20,970)	$445,494

Total segments income				$445,494
Corporate and other:
Amortization of property, plant and mine development				(151,107)
General and administrative				(52,030)
Impairment loss on available-for-sale securities				(2,419)
Interest expense				(31,666)
Interest and sundry expense				(2,953)
Gain on derivative financial instruments				1,984
Gain on sale of available-for-sale securities				5,289
Foreign currency translation loss				(326)

Income before income and mining taxes and other items				212,266
Income and mining taxes expense				(63,413)
Loss on equity investment				(2,325)

Net income for the period				$146,528

Six Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)
Northern Business:
LaRonde mine	$166,194	$(118,527)	$—	$47,667
Lapa mine	73,135	(34,704)	—	38,431
Meadowbank mine	252,610	(183,725)	—	68,885
Kittila mine	90,185	(45,341)	—	44,844

Total Northern Business	$582,124	$(382,297)	$—	$199,827

Southern Business:
Pinos Altos mine	$163,909	$(66,163)	$—	$97,746
Creston Mascota deposit at Pinos Altos	10,813	(7,544)	—	3,269

Total Southern Business	$174,722	$(73,707)	$—	$101,015

Exploration	$—	$—	$(19,897)	$(19,897)

Segments totals	$756,846	$(456,004)	$(19,897)	$280,945

Total segments income				$280,945
Corporate and other:
Amortization of property, plant and mine development				(140,199)
General and administrative				(65,705)
Impairment loss on available-for-sale securities				(28,308)
Provincial capital tax				1,504
Interest expense				(27,651)
Interest and sundry expense				(3,946)
Gain on derivative financial instruments				1,046
Foreign currency translation gain				7,462

Income before income and mining taxes				25,148
Income and mining taxes expense				(25,669)

Net loss for the period				$(521)

	Total Assets as at
	June 30, 2014	December 31, 2013
Northern Business:
LaRonde mine	$873,458	$878,719
Lapa mine	77,778	78,293
Goldex mine	130,399	120,601
Meadowbank mine	640,662	711,387
Meliadine project	899,431	877,923
Kittila mine	908,394	870,332

Total Northern Business	$3,530,122	$3,537,255

Southern Business:
Pinos Altos mine	$579,023	$537,560
Creston Mascota deposit at Pinos Altos	86,790	86,185
La India mine	539,216	512,450

Total Southern Business	$1,205,029	$1,136,195

Exploration	$24,335	$19,838

Corporate and other	$310,208	$266,071

Equity investment	$1,638,784	$—

Total	$6,708,478	$4,959,359